Income taxes (Details Narrative) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Uncertain tax provision accrued	$ 115
Unrecognized deferred tax asset	106,715		$ 108,673
R D Investment Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Unused tax credits for which no deferred tax asset recognized	4,006
Domestic Tax Authority [Member]
IfrsStatementLineItems [Line Items]
Accumulated non-capital losses	77,867
Provincial [Member]
IfrsStatementLineItems [Line Items]
Accumulated non-capital losses	76,545
Germany [Member]
IfrsStatementLineItems [Line Items]
Prepaid taxes owned	1,605		$ 1,448
Unused tax losses for which no deferred tax asset recognized	210,709	€ 185,271
United State [Member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognized	$ 4,793